TAXES ON INCOME (Schedule of Reconciliation of Income Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Income (loss) before taxes as reported in the statements of operations	$ 3,081	$ 4,614	$ (1,329)
Canadian Federal Statutory Tax Rate, Amount	$ 770	$ 1,154	$ (306)
Canadian Federal Statutory Tax Rate, Percent	25.00%	25.00%	(23.00%)
Provincial and Local Income Tax, Net of Federal Income Tax Effect, Amount	$ (29)	$ (1)	$ 0
Provincial and Local Income Tax, Net of Federal Income Tax Effect, Percent	(0.90%)	0.00%	0.00%
Increase (decrease) in taxes:
Changes in valuation allowance, Amount	$ 39	$ 240	$ 142
Changes in valuation allowance, Percent	1.30%	5.20%	10.70%
Other, Amount	$ 8	$ (33)	$ 33
Other, Percet	0.20%	(0.70%)	2.50%
Withholding tax undistributed earnings, Amount	$ 27	$ 292	$ (260)
Withholding tax undistributed earnings, Percent	0.90%	6.30%	(19.60%)
Investment tax credits, Amount	$ (156)	$ (154)	$ 0
Investment tax credits, Percent	(5.10%)	(3.30%)	0.00%
Provision for uncertain tax position, Amount	$ (1,183)	$ 757	$ 140
Provision for uncertain tax position, Percent	(38.40%)	16.40%	10.50%
Non-deductible stock compensation, Amount	$ 129	$ 12	$ 0
Non-deductible stock compensation, Percent	4.20%	0.30%	0.00%
Non-deductible professional fees, Amount	$ 48	$ 138	$ 191
Non-deductible professional fees, Percent	1.60%	3.00%	14.40%
Taxable capital gains, Amount	$ 65	$ 0	$ 0
Taxable capital gains, Percent	2.10%	0.00%	0.00%
Non-deductible other, Amount	$ 13	$ 12	$ 0
Non-deductible other, Percent	0.40%	0.30%	0.00%
Taxes on income (tax benefit) in the statements of operations	$ (136)	$ 1,977	$ (40)
United States of America [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Foreign Tax Effect, Amount	$ 57	$ 138	$ 0
Foreign Tax Effect, Percent	1.80%	3.00%	0.00%
Increase (decrease) in taxes:
Changes in valuation allowance, Amount	$ (59)	$ (59)	$ 145
Changes in valuation allowance, Percent	(1.90%)	(1.30%)	10.90%
Income Tax Reconciliation Reduction And Tax Rate Differences In Subsidiaries	$ (16)	$ (7)	$ 21
Income Tax Reconciliation Reduction And Tax Rate Differences In Subsidiaries, Percent	(0.50%)	(0.20%)	1.60%
Other, Amount	$ (19)	$ 0	$ 6
Other, Percet	(0.60%)	0.00%	0.50%
Germany [Member]
Increase (decrease) in taxes:
Income Tax Reconciliation Reduction And Tax Rate Differences In Subsidiaries	$ (13)	$ (18)	$ (20)
Income Tax Reconciliation Reduction And Tax Rate Differences In Subsidiaries, Percent	0.40%	0.40%	1.50%
Changes in enacted tax rates, Amount	$ 73	$ 0	$ 0
Changes in enacted tax rates, Perent	2.40%	0.00%	0.00%
Non-deductible professional fees, Amount	$ 80	$ 0	$ 0
Non-deductible professional fees, Percent	2.60%	0.00%	0.00%
Israel [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Canadian Federal Statutory Tax Rate, Percent			23.00%
Increase (decrease) in taxes:
Withholding tax undistributed earnings, Amount	$ 0	$ (424)	$ 0
Withholding tax undistributed earnings, Percent	0.00%	(9.20%)	0.00%
Non-deductible professional fees, Amount	$ 0	$ (101)	$ 0
Non-deductible professional fees, Percent	0.00%	(2.20%)	0.00%
Canada [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Canadian Federal Statutory Tax Rate, Percent	26.50%
Increase (decrease) in taxes:
Income Tax Reconciliation Reduction And Tax Rate Differences In Subsidiaries	$ 0	$ 0	$ (42)
Income Tax Reconciliation Reduction And Tax Rate Differences In Subsidiaries, Percent	0.00%	0.00%	(3.20%)
Other, Amount	$ 0	$ 0	$ (34)
Other, Percet	0.00%	0.00%	(2.60%)
Investment tax credits, Amount	$ 0	$ 0	$ (83)
Investment tax credits, Percent	0.00%	0.00%	(6.20%)
Foreign Tax Jurisdiction, Other [Member]
Increase (decrease) in taxes:
Other, Amount	$ 4	$ (5)	$ (13)
Other, Percet	0.10%	(0.10%)	(1.00%)